Note 2: Going Concern	9 Months Ended
Jun. 30, 2013
Notes
Note 2: Going Concern

Note 2:  Going Concern

The Company has sustained a net loss of $268,084 and $365,526 for the three months and six months ended March 31, 2013, respectively, and accumulated deficit of $445,727 at March 31, 2013.  The Company's continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations, which it has not been able to accomplish to date, and /or obtain additional financing from its stockholders and/or other third parties.

These financial statements have been prepared on a going concern basis, which assumes the Company will continue its operations. The continuation of the Company as a going concern is dependent upon financial support from its stockholders, the ability of the Company to obtain necessary equity financing to continue operations, successfully locating and negotiate with a business entity for the combination of that target company with the Company.

There is no assurance that the Company will ever be profitable. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.